Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2025
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INCOME SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000789281
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 24, 2025
Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2025
Prospectus Date	rr_ProspectusDate	Feb. 24, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A